Segments	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segments

Note P: Segments

The Building Materials business is comprised of divisions which represent operating segments. Certain divisions are consolidated into reportable segments for financial reporting purposes as they meet the aggregation criteria. The Building Materials business contains three reportable segments: Mid-America Group, Southeast Group and West Group. The Magnesia Specialties business represents an individual operating and reportable segment. The accounting policies used for segment reporting are the same as those described in Note A.

The Company’s evaluation of performance and allocation of resources are based primarily on earnings from operations. Consolidated earnings from operations include total revenues less cost of revenues; selling, general and administrative expenses; acquisition-related expenses, net; other operating income and expenses, net; and exclude interest expense; other nonoperating income, net; and income tax expense (benefit). Corporate loss from operations primarily includes depreciation on capitalized interest; expenses for corporate administrative functions; acquisition-related expenses, net; and other nonrecurring and/or non-operational income and expenses excluded from the Company’s evaluation of segment performance and resource allocation. All long-term debt and related interest expense are held at Corporate.

Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash and cash equivalents; property, plant and equipment for corporate operations; investments and other assets not directly identifiable with a reportable segment.

The following tables display selected financial data for the Company’s reportable segments.  The acquired Bluegrass operations are located in the Mid-America Group and Southeast Group.  Total revenues, as well as the consolidated statements of earnings and comprehensive earnings, exclude intersegment revenues which represent sales from one segment to another segment, which are eliminated. Prior-year information has been reclassified to conform to current year revenue presentation.

years ended December 31 (add 000) Total revenues	2018	2017	2016
Mid-America Group	$1,223,236	$1,053,326	$1,017,098
Southeast Group	423,382	362,555	321,078
West Group	2,309,924	2,279,723	2,223,515
Total Building Materials Business	3,956,542	3,695,604	3,561,691
Magnesia Specialties	287,723	269,990	257,058
Total	$4,244,265	$3,965,594	$3,818,749

Gross profit (loss)
Mid-America Group	$366,918	$335,394	$306,560
Southeast Group	77,193	74,642	57,286
West Group	416,212	465,596	466,790
Total Building Materials Business	860,323	875,632	830,636
Magnesia Specialties	98,682	89,398	89,603
Corporate	7,572	6,910	(8,501)
Total	$966,577	$971,940	$911,738

Selling, general and administrative expenses
Mid-America Group	$55,775	$53,937	$52,712
Southeast Group	18,727	17,144	17,245
West Group	107,613	102,650	95,631
Total Building Materials Business	182,115	173,731	165,588
Magnesia Specialties	9,999	9,537	9,617
Corporate	88,440	78,860	66,401
Total	$280,554	$262,128	$241,606

Earnings (Loss) from operations
Mid-America Group	$319,139	$284,789	$258,422
Southeast Group	75,840	61,238	41,653
West Group	295,801	360,544	379,417
Total Building Materials Business	690,780	706,571	679,492
Magnesia Specialties	88,063	79,431	79,306
Corporate	(88,106)	(85,621)	(81,532)
Total	$690,737	$700,381	$677,266

Earnings from operations for the West Group for 2018 reflect asset and portfolio rationalization impairment charges of $18,838,000.

(add 000) Depreciation, depletion and amortization	2018	2017	2016
Mid-America Group	$93,639	$69,691	$64,295
Southeast Group	41,214	30,780	30,590
West Group	180,870	169,853	164,653
Total Building Materials Business	315,723	270,324	259,538
Magnesia Specialties	10,413	10,070	10,354
Corporate	17,897	16,768	15,361
Total	$344,033	$297,162	$285,253

December 31 (add 000) Assets employed	2018	2017	2016
Mid-America Group	$2,788,454	$1,532,867	$1,406,526
Southeast Group	1,299,469	616,344	594,967
West Group	4,989,639	5,014,231	4,904,018
Total Building Materials Business	9,077,562	7,163,442	6,905,511
Magnesia Specialties	156,106	152,257	150,969
Corporate	317,751	1,676,812	244,425
Total	$9,551,419	$8,992,511	$7,300,905

Total property additions, including the impact of acquisitions
Mid-America Group	$1,157,073	$139,505	$152,014
Southeast Group	603,078	34,636	30,588
West Group	148,164	240,793	338,795
Total Building Materials Business	1,908,315	414,934	521,397
Magnesia Specialties	12,450	11,129	8,944
Corporate	4,838	12,558	10,430
Total	$1,925,603	$438,621	$540,771

Property additions through acquisitions
Mid-America Group	$980,236	$60	$1,524
Southeast Group	561,503	—	—
West Group	1,421	2,420	132,112
Total Building Materials Business	1,543,160	2,480	133,636
Magnesia Specialties	—	—	—
Corporate	—	—	—
Total	$1,543,160	$2,480	$133,636